4. OTHER FINANCING RECEIVABLES, NET	6 Months Ended
Jun. 30, 2016
Receivables [Abstract]
NOTE 4. OTHER FINANCING RECEIVABLES, NET

The following lists the components of other financing receivables, net:

	June 30,	December 31,
	2016	2015
	(unaudited)
Other financing receivables	$292,425	$242,543
Less: Provision for credit losses	(13,465)	(7,194)

Other financing receivables, net	$278,960	$235,349

Other financing receivables represent outstanding receivables from CeraPay users, which are due and payable in full on a monthly basis. The users must pass through an application process and provide guarantees. These users are also encouraged to provide collateral such as a commercial vehicle, security deposit or real estate to obtain extended credit line.

Credit quality of other financing receivables

The carrying amount of the current and past due other financing receivables as of June 30, 2016 and December 31, 2015 were as follows:

June 30, 2016 (Unaudited)	Current	Past due	Total carrying amount

Gross other financing receivables	$246,211	$46,214	$292,425
Less: Provision for credit losses	─	(13,465)	(13,465)
Net other financing receivables, net	$246,211	$32,749	$278,960

December 31, 2015	Current	Past due	Total carrying amount

Gross other financing receivables	$208,159	$34,384	$242,543
Less: Provision for credit losses	-	(7,194)	(7,194)
Net other financing receivables, net	$208,159	$27,190	$235,349

The analysis of the age of the carrying amount of the past due receivables as of June 30, 2016 and December 31, 2015 were as follows:

	June 30,	December 31,
	2016	2015
	(unaudited)

Less than 90 days	$10,791	$16,269
Over 90 days	35,423	18,115
Subtotal	46,214	34,384
Less: Provision for credit losses	(13,465)	(7,194)
Total	$32,749	$27,190

Provisions for credit losses charged in the consolidated statement of income for the CeraPay business were approximately $6,523 and $703 for the six months ended June 30, 2016 and 2015, respectively.